Consolidated Statements Of Cash Flows - Entity [Domain] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Consolidated net loss	$ (386,634)	$ (432,390)	$ (762,158)	$ (583,517)	$ (411,190)
Reconciling items:
Impairment charges		0	24,176	16,970	37,651
Depreciation and amortization	170,453	174,871	710,898	730,828	729,285
Deferred taxes	16,220	25,308	33,923	(158,170)	(304,611)
Provision for doubtful accounts	6,448	3,418	14,167	20,243	11,715
Amortization of deferred financing charges and note discounts, net	15,602	31,220	89,701	124,342	164,097
Share-based compensation	2,524	3,036	10,713	16,715	28,540
(Gain) loss on disposal of operating and fixed assets	552	(165)	(44,512)	(22,998)	(48,127)
(Gain) loss on marketable securities	(579)	0	0	(130,879)	4,580
Equity in (earnings) loss of nonconsolidated affiliates	(331)	13,326	9,416	77,696	(18,557)
Loss (gain) on extinguishment of debt	2,201	3,916	43,347	87,868	254,723
Other reconciling items, net	(20,033)	(1,577)	(14,325)	19,904	14,234
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in accounts receivable	114,083	149,407	(13,898)	(29,605)	(34,238)
Decrease in accrued expenses	(63,457)	(39,724)	31,049	26,105	34,874
Increase (decrease) in accounts payable	6,284	8,008	6,404	(2,620)	13,863
Decrease in accrued interest	(73,316)	(39,739)	88,560	16,014	20,223
Increase in deferred income	48,623	61,525	11,288	7,508	33,482
Changes in other operating assets and liabilities	(74,852)	(52,088)	6,367	(3,532)	(45,412)
Net cash provided by operating activities	(236,212)	(91,648)	245,116	212,872	485,132
Cash flows from investing activities:
Proceeds from sale of other investments	579	220,961	236,618	135,571	0
Purchases of businesses			841	(97)	(50,116)
Purchases of property, plant and equipment	(56,455)	(67,408)	(318,164)	(324,526)	(390,280)
Proceeds from disposal of assets	32,603	1,425	10,273	81,598	59,665
Purchases of other operating assets	(1,964)	(370)	(4,541)	(21,532)	(14,826)
Change in other, net	(5,331)	(1,954)	(13,709)	(4,379)	(1,464)
Net cash provided by (used for) investing activities	(30,568)	152,654	(88,682)	(133,365)	(397,021)
Cash flows from financing activities:
Draws on credit facilities	120,000	820	68,010	272,252	604,563
Payments on credit facilities	(1,859)	(247,675)	(315,682)	(27,315)	(1,931,419)
Proceeds from long-term debt	950,000	209,975	2,062,475	575,000	4,917,643
Payments on long-term debt	(931,274)	(63,902)	(2,099,101)	(1,248,860)	(3,346,906)
Payments to purchase noncontrolling interests	(20,400)		(48,750)	(61,143)	(7,040)
Dividends and other payments to noncontrolling interests	(2,119)	(3,955)	(40,027)	(91,887)	(251,665)
Deferred financing charges	(10,011)	(1,064)	(26,169)	(18,390)	(83,617)
Change in other, net	644	(183)	1,243	4,461	3,092
Net cash provided by (used for) financing activities	104,981	(105,984)	(398,001)	(595,882)	(95,349)
Effect of exchange rate changes on cash	(6,211)	(2,431)	(9,560)	(484)	3,566
Net decrease in cash and cash equivalents	(168,010)	(47,409)	(251,127)	(516,859)	(3,672)
Cash and cash equivalents at beginning of period	457,024	708,151	708,151	1,225,010	1,228,682
Cash and cash equivalents at end of period	289,014	660,742	457,024	708,151	1,225,010
SUPPLEMENTAL DISCLOSURES:
Cash paid during the quarter for interest	495,007	412,643	1,540,860	1,543,455	1,381,396
Cash paid during the quarter for taxes	$ 9,858	$ 11,504	$ 53,074	$ 50,934	$ 52,517